COMMITMENTS AND CONTINGENCIES (Lease Commitments) (Details) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Florida office [Member]	Dec. 31, 2011 Florida office and warehouse facilities [Member]	Dec. 31, 2010 First one-year renewal option [Member]
Property Subject to or Available for Operating Lease [Line Items]
Minimum annual rentals	$ 151,200	$ 144,000							$ 23,000	$ 144,000	$ 151,200
Lease expiration date									Dec. 31, 2010	Apr. 30, 2013	Apr. 30, 2014
Number of one-year renewal options		3								3
2013							148,800
2013			37,800		37,800
2014			50,400		50,400		50,400
Total			88,200		88,200		199,200
Rent expense			$ 40,068	$ 38,160	$ 117,660	$ 114,480	$ 152,640	$ 109,223